Shareholders' Equity (Deficit) (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of Shareholders Equity Deficit [Abstract]
Schedule of holders the right to receive dividends
	Number of shares(*)
	June 30, 2022		December 31, 2021
	Unaudited		Audited
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Ordinary shares of $0.09 par value	2,000,000,000	24,386,680	2,000,000,000	13,579,032
Warrants**	3,450,000	3,450,000	3,450,000	3,450,000

(*)	See also Note 9D.

(**)	the Warrants will be exercisable at a price equal to $6.25 per share and for a period of five years, starting from June 2021.